Segment Reporting - Additional Information (Detail)	12 Months Ended
Dec. 31, 2014
Geographic Concentration Risk | Net Assets, Geographic Area | PRC
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	99.00%
Customer Concentration Risk | Sales Revenue | Minimum
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	10.00%